Earnings (losses) Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW
Earnings (losses) Per Share
Net income (loss) available for common shareholders (A)	$ (17,614)	(18,588,000)	(12,224,000)	14,928,000
Weighted average outstanding shares of common shares (B)	6,948,900	6,948,900	6,948,900	6,948,900
Earnings (losses) per share Basic and diluted (A/B) (in Korean Won per share)	$ (2.53)	(2,675.00)	(1,759.00)	2,148.00